/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 1999

MFS Multimarket Income Trust
Date            Identification   Shares           Repurchase      NAV     Broker
                of Security      Repurchased      Price
11/4/99         Shares of        100,000          6.0625          7.06   Merrill
                Beneficial                                                Lynch
                Interest
11/8/99         Shares of        25,000           6.0625          7.07   Merrill
                Beneficial                                                Lynch
                Interest
11/10/99        Shares of        100,000          6.0000          7.03   Merrill
                Beneficial                                                Lynch
                Interest
11/11/99        Shares of        25,000           6.0000          7.03   Merrill
                Beneficial                                                Lynch
                Interest
11/15/99        Shares of        120,000          6.0000          7.05   Merrill
                Beneficial                                                Lynch
                Interest
11/24/99        Shares of        120,000          5.8125          7.05   Merrill
                Beneficial                                                Lynch
                Interest
11/29/99        Shares of        25,000           5.8125          7.04   Merrill
                Beneficial                                                Lynch
                Interest
11/30/99        Shares of        25,000           5.8125          7.05   Merrill
                Beneficial                                                Lynch
                Interest








Total Shares Repurchased:  540,000
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer